Acquisitions of Subsidiaries (Details) $ / shares in Units, € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 06, 2023 USD ($)	Jan. 01, 2023 USD ($)	Aug. 31, 2022 $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares
AMTD Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition percentage of voting interests acquired			96.10%
The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition percentage of voting interests acquired					100.00%
Business acquisition equity interests issued or issuable number of shares issued (in Shares) | shares					8,688,525	8,688,525
Business combination, separately recognized transactions, additional disclosures, acquisition costs
Acquisition paid amount					2,540
Total consideration					16,831
Business combination, acquired receivables, gross contractual amount				$ 975
Business combination, bargain purchase, gain recognized, amount				4,469
Net income (loss) attributable to parent					45
Revenue from business combination					2,000
The Art Newspaper SA [Member] | AMTD Idea Group [Member]
Acquisitions of Subsidiaries [Line Items]
Net income (loss) attributable to parent		$ 152,400
Revenues		$ 135,000
Lofficiel [Member]
Acquisitions of Subsidiaries [Line Items]
Business combination, separately recognized transactions, additional disclosures, acquisition costs
Business combination, acquired receivables, gross contractual amount				622
Business combination, acquired receivable, fair value				920
AMTD Digital [Member] | The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition equity interests issued or issuable number of shares issued (in Shares) | shares					380,065	380,065
Acquisition paid amount | €						€ 2,888,888
Class B Ordinary Shares [Member] | AMTD Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition equity interests issued or issuable number of shares issued (in Shares) | shares			30,875,576
Business acquisition share price (in Dollars per share) | $ / shares			$ 8.68
Capital Reserve [Member] | AMTD Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Stock issued during period value purchase of assets	$ 275,154
Treasury Stock, Common [Member] | AMTD Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Payments for repurchase of equity				$ 268,000